DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1 DESCRIPTION OF BUSINESS

Great Basin Scientific, Inc. (the “Company”) (d.b.a., Great Basin Corporation) is a Delaware corporation headquartered in Salt Lake City, Utah. The Company was originally incorporated as Diagnostic Micro Arrays, Inc., a Nevada corporation, on June 27, 2003. The Company changed its name to Great Basin Scientific, Inc. on April 19, 2006. On August 12, 2008, the Company took steps to change its corporate domicile from Nevada to Delaware by forming Great Basin Scientific, Inc., a Delaware corporation, and on August 29, 2008, Great Basin Scientific, Inc., a Nevada corporation, was merged with and into Great Basin Scientific, Inc., a Delaware corporation, wherein the Delaware corporation was the sole surviving entity.

The Company is a molecular diagnostic testing company focused on the development and commercialization of its patented, molecular diagnostic platform designed to test for infectious disease, especially hospital-acquired infections. The Company believes that laboratories in small to medium sized hospitals, those under 400 beds, are in need of simpler and more affordable molecular diagnostic testing methods. The Company markets a system that combines both affordability and ease-of-use, when compared to other commercially available molecular testing methods, which it believes will accelerate the adoption of molecular testing in small to medium sized hospitals. The system includes an analyzer, which is provided for our customers’ use without charge in the United States, and a diagnostic cartridge, which is sold to our customers. The testing platform has the capability to identify up to 64 individual targets at one time. If the test identifies one to three targets, they are referred to as low-plex tests, or tests, and if they identify four or more targets they are referred to as multi-plex panels, or panels. The Company currently has five commercially available tests, the first for clostridium difficile, or C. diff, which received clearance from the Food and Drug Administration, or FDA, in April 2012 and launched commercially in June 2012, the second for Group B Strep, which received clearance from the FDA in April 2015 and launched commercially in June 2015, the third for Shiga Toxin producing E. coli or STEC, which received clearance from the FDA in March 2016 and launched commercially in August 2016, the fourth for Staphylococcus Identification and Resistance Panel, or Staph ID/R panel, which received FDA clearance in March 2016 and launched commercially in September 2016 and the fifth test known as our Bordatella Direct Test (Pertussis) received FDA clearance in March 2017 and launched commercially in May 2017. Our customers consist of hospitals, clinics, laboratories and other healthcare providers in the United States, the European Union and New Zealand.

NOTE 1    DESCRIPTION OF BUSINESS

Great Basin Scientific, Inc. (the “Company”) (d.b.a., Great Basin Corporation) is a Delaware corporation headquartered in Salt Lake City, Utah. The Company was originally incorporated as Diagnostic Micro Arrays, Inc., a Nevada corporation, on June 27, 2003. The Company changed its name to Great Basin Scientific, Inc. on April 19, 2006. On August 12, 2008, the Company took steps to change its corporate domicile from Nevada to Delaware by forming Great Basin Scientific, Inc., a Delaware corporation, and on August 29, 2008, Great Basin Scientific, Inc., a Nevada corporation, was merged with and into Great Basin Scientific, Inc., a Delaware corporation, wherein the Delaware corporation was the sole surviving entity.

The Company is a molecular diagnostic testing company focused on the development and commercialization of its patented, molecular diagnostic platform designed to test for infectious disease, especially hospital-acquired infections. The Company believes that laboratories in small to medium sized hospitals, those under 400 beds, are in need of simpler and more affordable molecular diagnostic testing methods. The Company markets a system that combines both affordability and ease-of-use, when compared to other commercially available molecular testing methods, which it believes will accelerate the adoption of molecular testing in small to medium sized hospitals. The system includes an analyzer, which is provided for our customers’ use without charge in the United States, and a diagnostic cartridge, which is sold to our customers. The testing platform has the capability to identify up to 64 individual targets at one time. If the test identifies one to three targets, they are referred to as low-plex tests, or tests, and if they identify four or more targets they are referred to as multi-plex panels, or panels. The Company currently has four commercially available tests, the first for clostridium difficile, or C. diff, which received clearance from the Food and Drug Administration, or FDA, in April 2012, the second for Group B Strep, which received clearance from the FDA in April 2015 and launched commercially in June 2015, the third for Shiga Toxin producing E. coli or STEC, which received clearance from the FDA in March 2016 and launched commercially in August 2016 and the fourth for Staphylococcus Identification and Resistance Panel, or Staph ID/R panel, which received FDA clearance in March 2016 and launched commercially in September 2016. Our customers consist of hospitals, clinics, laboratories and other healthcare providers in the United States, the European Union and New Zealand.